Trade and other payables (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
External research and development fees	$ 55,670	$ 0
Operational expenses	178,307	71,953
Professional and other fees	464,060	473,225
Accrued interest	409,193	409,193
Accrued liabilities	$ 1,107,230	$ 954,371